Fair Value Liabilities - Schedule of Fair Value Warrants Excess of Proceeds Recorded as Loss in Earnings (Detail) - Series G Warrant [Member]	Jun. 01, 2016 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Net proceeds received	$ 5,268,030
Par value of common stock issued	(316)
Fair value Series G Warrants issued	(6,034,735)
Loss on issuance	$ (767,021)